Basic and Diluted Net Income Per Share	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Basic and Diluted Net Income Per Share [Abstract]
Basic and Diluted Net Income Per Share

(15) Basic and Diluted Net Income Per Share

The Company uses the two-class method to calculate net income per share. No dividends were declared or paid in the thirteen week periods ended March 29, 2026 and March 30, 2025.

The following table sets forth the computation of the Company’s basic and diluted net income per share attributable to common stockholders for the thirteen week periods ended March 29, 2026 and March 30, 2025 (in thousands, except share and per share amounts):

	Thirteen Weeks Ended
	March 29,	March 30,
	2026	2025
Numerator for basic income per share:
Net income - basic	$5,250	$4,812
Numerator for diluted income per share
Senior unsecured convertible notes	(4,882)	—
July 2024 Notes derivative liability and interest expense, net of tax	—	(3,138)
Third SAFE	(49)	20
Net income - diluted	$319	$1,694
Denominator:
Weighted average shares:
Denominator for basic income per share	124,279,055	80,209,585
Effect of dilutive securities:
Senior unsecured convertible notes	16,912,704
July 2024 Notes derivative liability	—	27,364,717
Third SAFE	2,750,000	2,750,000
Stock options and RSUs	14,705,403	1,489,794
Warrants	166,460	487,794
Deferred consideration	4,973,840	—
Denominator for diluted income per share	163,787,462	112,302,063
Net income per share:
Net income - basic	$0.04	$0.06

Net income– diluted	$0.00	$0.02

The Company’s calculation of  the weighted average shares outstanding is inclusive of 234,610 warrants with an insignificant exercise price (which assumes that the warrants were outstanding as of the beginning of the period or the date of the grant, whichever is earlier) for the thirteen week period ended March 29, 2026, respectively.

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Thirteen Weeks Ended
	March 29, 2026	March 30, 2025
Convertible notes	65,722,738	37,333,318
Total potential common shares excluded from diluted net loss per share	65,722,738	37,333,318

(16) Basic and Diluted Net Loss Per Share

The Company uses the two-class method to calculate net loss per share. No dividends were declared or paid in the fiscal years ended December 28, 2025, or December 29, 2024.

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Numerator for basic loss per share:
Net loss from continuing operations	$(44,254)	$(54,444)
Net loss from discontinued operations	(1,100)	(2,007)
Net loss	(45,354)	(56,451)
Numerator for diluted loss per share
Impact of September 2024 Notes derivative liability and interest expense, net of tax	—	(35,886)
Net loss	$(45,354)	$(92,337)
Denominator:
Weighted average shares:
Denominator for basic loss per share	87,108,928	66,655,837
Effect of dilutive securities:
September 2024 Notes derivative liability	—	9,137,711
Denominator for diluted loss per share	87,108,928	75,793,548
Net loss per share:
Basic:
Continuing operations	$(0.51)	$(0.82)
Discontinued operations	(0.01)	(0.03)
Net loss	$(0.52)	$(0.85)
Diluted
Continuing operations	$(0.51)	$(1.19)
Discontinued operations	(0.01)	(0.03)
Net loss	$(0.52)	$(1.22)

The computation of basic net loss per share attributable to common stockholders is inclusive of warrants with an insignificant exercise price and the minimum number of shares to be issued in connection with the deferred consideration related to the Ambia acquisition. The Company’s calculation of the weighted average shares outstanding with an insignificant exercise price was 234,610 and 3,427,324 warrants (which assumes that the warrants were outstanding as of the beginning of the period or the date of the grant, whichever is earlier) for the fiscal years ended December 28, 2025, and December 29, 2024, respectively. The computation of diluted net loss per share attributable to common stockholders is inclusive of the impact of the Company’s September 2024 Notes (which were dilutive) using the if-converted method for the year ended December 29, 2024.

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Common stock warrants	218,847	25,434,069
Convertible notes	82,460,428	27,364,717
Stock options and RSUs issued and outstanding	8,084,064	11,979,368
Third SAFE Agreement	2,750,000	—
Deferred consideration shares	11,640,506	—
Potential common shares excluded from diluted net loss per share	105,153,845	64,778,154